FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05569
                                  -----------

                            Franklin Universal Trust
            ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  312/650-2000
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/08
                           ---------


Item 1. Schedule of Investments.





Franklin Universal Trust

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2008

CONTENTS

Statement of Investments                                                       3
Notes to Statement of Investments                                              9

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                         FRANKLIN TEMPLETON INVESTMENTS

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Universal Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

                                                                                   COUNTRY              SHARES             VALUE
                                                                               ---------------   -------------------   ------------
          LONG TERM INVESTMENTS 127.4%
          COMMON STOCKS AND RIGHTS 40.1%
          AUTOMOBILES & COMPONENTS 0.0%(a)
      (b) Harvard Industries Inc. ..........................................    United States         109,618          $      1,754
                                                                                                                       ------------
          COMMERCIAL SERVICES & SUPPLIES 0.0%(a)
(b, c, d) VS Holdings Inc. .................................................    United States         181,875                    --
                                                                                                                       ------------
          ENERGY 0.9%
          Spectra Energy Corp. .............................................    United States          62,350             1,684,697
                                                                                                                       ------------
          MATERIALS 1.3%
          AngloGold Ashanti Ltd., ADR ......................................    South Africa           30,446             1,059,217
      (b) Anglogold Ashanti Ltd., rts., 6/23/08 ............................    South Africa            7,501                69,759
          Barrick Gold Corp. ...............................................       Canada              35,800             1,442,382
                                                                                                                       ------------
                                                                                                                          2,571,358
                                                                                                                       ------------
          UTILITIES 37.9%
          Alliant Energy Corp. .............................................    United States          55,000             2,064,700
          Ameren Corp. .....................................................    United States          60,000             2,727,000
          American Electric Power Co. Inc. .................................    United States          50,000             2,116,500
          Atmos Energy Corp. ...............................................    United States          85,000             2,328,150
          CenterPoint Energy Inc. ..........................................    United States         226,600             3,838,604
          Constellation Energy Group .......................................    United States          55,000             4,742,650
          Dominion Resources Inc. ..........................................    United States         100,000             4,630,000
          Duke Energy Corp. ................................................    United States         124,700             2,304,456
          Edison International .............................................    United States          65,000             3,459,950
          Entergy Corp. ....................................................    United States          50,500             6,098,885
          Exelon Corp. .....................................................    United States         104,000             9,152,000
          FirstEnergy Corp. ................................................    United States          70,000             5,509,700
          FPL Group Inc. ...................................................    United States          93,000             6,279,360
          Pinnacle West Capital Corp. ......................................    United States          76,000             2,567,280
          Progress Energy Inc. .............................................    United States          30,000             1,282,800
          Public Service Enterprise Group Inc. .............................    United States          90,000             3,983,400
          Sempra Energy ....................................................    United States          48,500             2,803,785
          The Southern Co. .................................................    United States         155,000             5,611,000
      (e) Westar Energy Inc. ...............................................    United States          27,300               655,200
                                                                                                                       ------------
                                                                                                                         72,155,420
                                                                                                                       ------------
          TOTAL COMMON STOCKS AND RIGHTS (COST $45,765,534) ................                                             76,413,229
                                                                                                                       ------------

                                                                                                 PRINCIPAL AMOUNT(F)
                                                                                                 -------------------
          CORPORATE BONDS 87.2%
          AUTOMOBILES & COMPONENTS 3.9%
      (g) Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15....    United States       2,000,000             1,895,000
          Ford Motor Credit Co. LLC,
             7.80%, 6/01/12.................................................    United States       2,000,000             1,770,346
             senior note, 9.875%, 8/10/11...................................    United States       2,000,000             1,893,696
      (g) TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17............    United States       2,000,000             1,880,000
                                                                                                                       ------------
                                                                                                                          7,439,042
                                                                                                                       ------------


                     Quarterly Statement of Investments | 3

Franklin Universal Trust

                                                                                   COUNTRY       PRINCIPAL AMOUNT(F)       VALUE
                                                                               ---------------   -------------------   ------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          CAPITAL GOODS 5.1%
          DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .........    United States       1,800,000          $  1,948,500
          Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ...............    United States         600,000               580,500
          L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 .....    United States       1,700,000             1,646,875
          RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..........    United States       2,000,000             2,015,000
          RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ..........    United States       2,200,000             1,936,000
          TransDigm Inc., senior sub. note, 7.75%, 7/15/14 .................    United States       1,500,000             1,541,250
                                                                                                                       ------------
                                                                                                                          9,668,125
                                                                                                                       ------------
          COMMERCIAL SERVICES & SUPPLIES 3.0%
          Allied Waste North America Inc., senior secured note, 6.875%,
             6/01/17 .......................................................    United States       1,100,000             1,069,750
          ARAMARK Corp., senior note, 8.50%, 2/01/15 .......................    United States       2,000,000             2,057,500
      (g) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ...............    United Kingdom      1,500,000             1,556,250
          JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .......    United States       1,000,000             1,025,000
                                                                                                                       ------------
                                                                                                                          5,708,500
                                                                                                                       ------------
          CONSUMER DURABLES & APPAREL 3.2%
          Jarden Corp., senior sub. note, 7.50%, 5/01/17 ...................    United States       2,000,000             1,795,000
          Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .............    United States       1,400,000             1,405,250
          KB Home, senior note,
             6.25%, 6/15/15 ................................................    United States       1,200,000             1,071,000
             7.25%, 6/15/18 ................................................    United States         800,000               752,000
          Visant Holding Corp., senior note, 8.75%, 12/01/13 ...............    United States       1,100,000             1,100,000
                                                                                                                       ------------
                                                                                                                          6,123,250
                                                                                                                       ------------
          CONSUMER SERVICES 5.4%
(c, d, h) Atherton Franchise Capital, 13.073%, 12/01/08 ....................    United States         721,603                 7,216
      (g) Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ...................    United States       1,600,000             1,172,000
          Host Marriott LP, senior note, M, 7.00%, 8/15/12 .................    United States       1,500,000             1,505,625
          MGM MIRAGE, senior note,
             6.875%, 4/01/16 ...............................................    United States       2,000,000             1,725,000
             7.50%, 6/01/16 ................................................    United States         500,000               446,875
      (g) Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 ......    United States       1,300,000               929,500
          Pinnacle Entertainment Inc., senior sub. note, 8.25%, 3/15/12 ....    United States       1,000,000             1,012,500
          Royal Caribbean Cruises Ltd., senior note,
             8.00%, 5/15/10 ................................................    United States       1,200,000             1,227,000
             6.875%, 12/01/13 ..............................................    United States         800,000               740,000
          Station Casinos Inc., senior sub. note,
             6.50%, 2/01/14 ................................................    United States         300,000               190,500
             6.875%, 3/01/16 ...............................................    United States       2,200,000             1,350,250
                                                                                                                       ------------
                                                                                                                         10,306,466
                                                                                                                       ------------
          DIVERSIFIED FINANCIALS 1.9%
          GMAC LLC, 6.875%, 8/28/12 ........................................    United States       4,500,000             3,626,582
                                                                                                                       ------------
          ENERGY 10.0%
          Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .............    United States       2,500,000             2,356,250
          Compagnie Generale de Geophysique-Veritas, senior note,
             7.50%, 5/15/15 ................................................        France            400,000               407,000
             7.75%, 5/15/17 ................................................        France            600,000               615,000


                     4 | Quarterly Statement of Investments

Franklin Universal Trust

                                                                                   COUNTRY       PRINCIPAL AMOUNT(F)       VALUE
                                                                               ---------------   -------------------   ------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          ENERGY (CONTINUED)
          Copano Energy LLC, senior note,
             8.125%, 3/01/16 ...............................................    United States       1,500,000          $  1,548,750
          (g)144A, 7.75%, 6/01/18 ..........................................    United States         500,000               499,375
          Mariner Energy Inc., senior note, 7.50%, 4/15/13 .................    United States       2,500,000             2,431,250
          MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14 .......    United States       2,000,000             1,955,000
      (g) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ........     Switzerland        2,000,000             1,865,000
          Plains Exploration & Production Co., senior note, 7.625%,
             6/01/18 .......................................................    United States       1,900,000             1,919,000
          Range Resources Corp., senior sub. note, 7.25%, 5/01/18 ..........    United States         800,000               816,000
      (g) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 .........    United States         900,000               915,750
          Tesoro Corp., senior note, 6.50%, 6/01/17 ........................    United States       1,500,000             1,348,125
          The Williams Cos. Inc., senior note,
             7.625%, 7/15/19 ...............................................    United States         600,000               647,250
             7.875%, 9/01/21 ...............................................    United States         700,000               766,500
             8.75%, 3/15/32 ................................................    United States         800,000               936,000
                                                                                                                       ------------
                                                                                                                         19,026,250
                                                                                                                       ------------
          FOOD, BEVERAGE & TOBACCO 2.8%
          Dean Foods Inc., senior note, 7.00%, 6/01/16 .....................    United States       1,400,000             1,312,500
          Dole Food Co. Inc., senior note,
             8.625%, 5/01/09 ...............................................    United States         100,000                98,500
             7.25%, 6/15/10 ................................................    United States         100,000                93,250
          Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .....    United States       2,000,000             2,097,424
          Smithfield Foods Inc., senior note, 7.75%,
             5/15/13 .......................................................    United States         700,000               694,750
             7/01/17 .......................................................    United States       1,000,000               990,000
                                                                                                                       ------------
                                                                                                                          5,286,424
                                                                                                                       ------------
          HEALTH CARE EQUIPMENT & SERVICES 7.0%
          FMC Finance III SA, senior note, 6.875%, 7/15/17 .................       Germany          2,500,000             2,487,500
          HCA Inc., senior note, 6.50%, 2/15/16 ............................    United States       2,500,000             2,184,375
          Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 .............    United States       2,500,000             2,343,750
   (i, j) U.S. Oncology Holdings Inc., senior note, FRN, PIK, 7.949%,
             3/15/12 .......................................................    United States       2,107,000             1,727,740
      (j) United Surgical Partners International Inc., senior sub. note,
             PIK,
             9.25%, 5/01/17 ................................................    United States       2,000,000             1,970,000
          Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
             10/01/14 ......................................................    United States       2,500,000             2,581,250
                                                                                                                       ------------
                                                                                                                         13,294,615
                                                                                                                       ------------
          MATERIALS 9.9%
          Crown Americas Inc., senior note, 7.75%, 11/15/15 ................    United States       2,500,000             2,637,500
          Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
             4/01/17 .......................................................    United States       1,700,000             1,830,373
          Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ...    United States       2,000,000             2,150,000
      (g) Ineos Group Holdings PLC, senior sub. note, 144A, 8.50%,
             2/15/16 .......................................................    United Kingdom      2,500,000             1,956,250
      (g) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...........    United States       1,300,000             1,267,500
          Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................    United States       2,000,000             2,115,000
      (g) NewPage Corp., senior secured note, 144A, 10.00%, 5/01/12 ........    United States       2,000,000             2,140,000


                     Quarterly Statement of Investments | 5

Franklin Universal Trust

                                                                                   COUNTRY       PRINCIPAL AMOUNT(F)       VALUE
                                                                               ---------------   -------------------   ------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          MATERIALS (CONTINUED)
          Novelis Inc., senior note, 7.25%, 2/15/15 ........................         Canada         1,700,000          $  1,606,500
          Owens-Brockway Glass Container Inc., senior note, 6.75%,
             12/01/14 ......................................................     United States      1,500,000             1,526,250
          Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 ......        Ireland         1,700,000             1,551,250
                                                                                                                       ------------
                                                                                                                         18,780,623
                                                                                                                       ------------
          MEDIA 12.6%
          CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .............        Canada          2,000,000             1,845,000
          CCH I LLC, senior secured note, 11.00%, 10/01/15 .................     United States        800,000               684,000
          CCH II LLC, senior note, 10.25%, 9/15/10 .........................     United States      2,500,000             2,500,000
          CSC Holdings Inc., senior note, 6.75%, 4/15/12 ...................     United States        800,000               780,000
          Dex Media Finance/West, senior sub. note, 9.875%, 8/15/13 ........     United States      2,342,000             2,262,957
      (g) DIRECTV Holdings LLC, senior note, 144A, 7.625%, 5/15/16 .........     United States      2,500,000             2,503,125
          Dish Network Corp., senior note, 7.125%, 2/01/16 .................     United States      2,000,000             1,920,000
          Idearc Inc., senior note, 8.00%, 11/15/16 ........................     United States      2,500,000             1,800,000
          Lamar Media Corp., senior sub. note, 6.625%, 8/15/15 .............     United States      2,500,000             2,368,750
          LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...........     United States      1,500,000             1,430,625
          Quebecor Media Inc., senior note, 7.75%, 3/15/16 .................         Canada         2,200,000             2,167,000
          R.H. Donnelley Corp., senior note, A-3, 8.875%, 1/15/16 ..........     United States        700,000               483,000
          Radio One Inc., senior sub. note, 6.375%, 2/15/13 ................     United States      1,700,000             1,292,000
   (g, j) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
             3/15/15 .......................................................     United States      2,500,000             1,900,000
                                                                                                                       ------------
                                                                                                                         23,936,457
                                                                                                                       ------------
          RETAILING 2.2%
          Dollar General Corp., senior note, 10.625%, 7/15/15 ..............     United States      2,000,000             1,970,000
          Michaels Stores Inc., senior note, 10.00%, 11/01/14 ..............     United States      2,500,000             2,325,000
                                                                                                                       ------------
                                                                                                                          4,295,000
                                                                                                                       ------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
          Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ......     United States        900,000               801,000
                                                                                                                       ------------
          SOFTWARE & SERVICES 3.5%
      (g) First Data Corp., senior note, 144A, 9.875%, 9/24/15 .............     United States      1,300,000             1,178,125
          Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 .............     United States      2,400,000             2,568,000
   (c, h) PSINet Inc.,
             10.50%, 12/01/06 ..............................................     United States        700,000                    70
             senior note, 11.00%, 8/01/09 ..................................     United States      3,250,000                   325
          SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 ..................................     United States        900,000               931,500
             senior sub. note, 10.25%, 8/15/15 .............................     United States      1,900,000             1,985,500
                                                                                                                       ------------
                                                                                                                          6,663,520
                                                                                                                       ------------


                     6 | Quarterly Statement of Investments

Franklin Universal Trust

                                                                                   COUNTRY       PRINCIPAL AMOUNT(F)       VALUE
                                                                               ---------------   -------------------   ------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          TECHNOLOGY HARDWARE & EQUIPMENT 2.5%
          Celestica Inc., senior sub. note,
             7.875%, 7/01/11 ...............................................         Canada         1,000,000          $  1,008,750
             7.625%, 7/01/13 ...............................................         Canada           400,000               396,000
      (g) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 .........         Canada         1,300,000             1,290,250
          Sanmina-SCI Corp.,
          (g, i) senior note, 144A, FRN, 5.55%, 6/15/14 ....................     United States        700,000               658,000
                 senior sub. note, 6.75%, 3/01/13 ..........................     United States      1,100,000             1,020,250
                 senior sub. note, 8.125%, 3/01/16 .........................     United States        400,000               378,000
                                                                                                                       ------------
                                                                                                                          4,751,250
                                                                                                                       ------------
          TELECOMMUNICATION SERVICES 6.2%
      (g) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ...........        Jamaica         2,000,000             1,840,000
          Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
             10.375% thereafter, 11/15/12 ..................................    United Kingdom      1,500,000             1,507,500
          MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .............     United States      2,000,000             1,932,500
          Qwest Communications International Inc., senior note, 7.50%,
             2/15/14 .......................................................     United States      2,000,000             1,970,000
      (g) Wind Acquisition Finance SA, senior note, 144A,
             10.75%, 12/01/15 ..............................................         Italy          2,500,000             2,687,500
          Windstream Corp., senior note, 8.625%, 8/01/16 ...................     United States      1,900,000             1,973,625
                                                                                                                       ------------
                                                                                                                         11,911,125
                                                                                                                       ------------
          UTILITIES 7.6%
      (g) The AES Corp., senior note, 144A, 8.00%, 6/01/20 .................     United States      2,000,000             1,975,000
          Aquila Inc., senior note, 14.875%, 7/01/12 .......................     United States      1,800,000             2,151,000
          Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ................     United States      2,000,000             2,072,500
          Edison Mission Energy, senior note, 7.00%, 5/15/17 ...............     United States      2,300,000             2,259,750
          NRG Energy Inc., senior note, 7.375%,
             2/01/16 .......................................................     United States      1,800,000             1,759,500
             1/15/17 .......................................................     United States        700,000               686,000
          PNM Resources Inc., senior note, 9.25%, 5/15/15 ..................     United States      1,000,000             1,042,500
      (g) Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
             10.25%, 11/01/15 ..............................................     United States      2,500,000             2,565,625
                                                                                                                       ------------
                                                                                                                         14,511,875
                                                                                                                       ------------
          TOTAL CORPORATE BONDS (COST $175,824,169) ........................                                            166,130,104
                                                                                                                       ------------
          FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.1%
          Eskom Holdings Ltd., 11.00%,
             6/01/08 .......................................................      South Africa        783,334 ZAR           103,144
             6/01/09 .......................................................      South Africa        783,333 ZAR           100,770
                                                                                                                       ------------
          TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
             (COST $429,970) ...............................................                                                203,914
                                                                                                                       ------------
          TOTAL LONG TERM INVESTMENTS (COST $222,019,673) ..................                                            242,747,247
                                                                                                                       ------------


                     Quarterly Statement of Investments | 7

Franklin Universal Trust

                                                                                   COUNTRY              SHARES             VALUE
                                                                               ---------------   -------------------   ------------
          SHORT TERM INVESTMENT (COST $80,279) 0.0%(a)
          MONEY MARKET FUND 0.0%(a)
      (k) Franklin Institutional Fiduciary Trust Money Market Portfolio,
             2.18% .........................................................     United States         80,279          $     80,279
                                                                                                                       ------------
          TOTAL INVESTMENTS (COST $222,099,952) 127.4% .....................                                            242,827,526
          NOTES PAYABLE (28.8)% ............................................                                            (55,000,000)
          OTHER ASSETS, LESS LIABILITIES 1.4% ..............................                                              2,720,849
                                                                                                                       ------------
          NET ASSETS 100.0% ................................................                                           $190,548,375
                                                                                                                       ============

CURRENCY ABBREVIATIONS
ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depository Receipt
FRN - Floating Rate Note
PIK - Payment-In-Kind

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing for the twelve months ended May 31, 2008.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2008, the aggregate value of these securities was $7,611, representing less than 0.01% of net assets.

(d)  See Note 4 regarding restricted securities.

(e)  A portion or all of the security purchased on a delayed delivery basis.

(f)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2008, the aggregate value of these securities was $32,674,250, representing 17.15% of net assets.

(h)  Defaulted security.

(i)  The coupon rate shown represents the rate at period end.

(j)  Income may be received in additional securities and/or cash.

(k) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Universal Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1.   ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2.   SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of


                     Quarterly Statement of Investments | 9

Franklin Universal Trust

2.   SECURITY VALUATION (CONTINUED)

American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3.   INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................   $222,451,009
                                                   ============
Unrealized appreciation ........................   $ 37,748,089
Unrealized depreciation ........................    (17,371,572)
                                                   ------------
Net unrealized appreciation (depreciation) .....   $ 20,376,517
                                                   ============

4.   RESTRICTED SECURITIES

At May 31, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL AMOUNT/                                                        ACQUISITION
    SHARES          ISSUER                                                   DATE        COST      VALUE
-----------------   --------------------------------------------------   -----------   --------   ------
     721,603        Atherton Franchise Capital, 13.073%,
                       12/01/08 ......................................      4/28/94    $721,603   $7,216
     181,875        VS Holdings Inc. .................................     12/06/01     181,875       --
                                                                                                  ------
                    TOTAL RESTRICTED SECURITIES (0.00%(a) of Net
                       Assets) ................................................................   $7,216
                                                                                                  ======

(a)  Rounds to less than 0.01% of net assets.


                     10 | Quarterly Statement of Investments

Franklin Universal Trust

5.   NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    Quarterly Statement of Investments | 11

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust



By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Executive Officer -
  Finance and Administration
Date  July 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Executive Officer -
  Finance and Administration
Date  July 25, 2008


By /s/LAURA F. FERGERSON
  -----------------------
  Laura F. Fergerson
  Chief Financial Officer and
  Chief Accounting Officer
Date  July 25, 2008